Deferred Underwriting Compensation (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Deferred Underwriting Compensations [Abstract]
Percentage of deferred discount on gross proceeds	3.50%
Deferred discount payable upon completion of business combination	$ 15,750,000